Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	6 months	1 year 2 months 12 days
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	1.70%	1.60%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	4.80%	4.80%